Earnings / (Loss) Per Share (EPS) - Basic EPS - Common Shares (Table) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Numerator
Net Income / (loss)	$ (26,968,751)	$ 2,623,515	$ 15,307,658
Less: Series B-1 Preferred Shares dividends	0	0	(1,077,090)
Less: Redemption of Series B-1 Preferred Shares	0	0	(2,062,788)
Less: Series C Preferred Shares dividends	(2,061,749)	(2,061,749)	(735,281)
Less: (Income) / loss attributable to non-vested share awards	556,088	(12,208)	(270,783)
Net income / (loss) available to common shareholders	$ (28,474,412)	$ 549,558	$ 11,161,716
Denominator
Weighted average number of common shares outstanding, basic	30,587,269	28,636,900	23,587,529
Net income / (loss) per common share, basic	$ (0.93)	$ 0.02	$ 0.47